Contingent Liabilities and Contingent Assets	12 Months Ended
Jun. 30, 2020
Contingent Liabilities And Contingent Assets
Contingent Liabilities and Contingent Assets	33. Contingent liabilities and contingent assets The group had no contingent liabilities at June 30, 2020 (2019: nil).